PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	As of December 31,
	2017	2018
Digital display network equipment	$6,548	$6,183
Wi-Fi and network equipment	36,431	34,476
Gas station display network equipment	43,079	39,523
Software	9,764	9,241
Office property	11,506	10,888
Computer and office equipment	3,264	3,058
Vehicle	817	773
Leasehold improvement	2,262	2,783
Furniture and fixture	994	1,086
Total original costs	114,665	108,011
Less: impairment	(51,702)	(48,885)
Less: accumulated depreciation	(47,521)	(45,660)
Construction in progress	514	569
Less: impairment on construction in process	(514)	(569)

Total property and equipment, net	$15,442	$13,466